Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) (10-K 2018) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ 539,208	$ (323,211)	$ (32,829)
Tax expense calculated at statutory tax rate	134,802	(80,803)	(8,207)
Valuation allowance		36,873	8,207
Total income taxes	$ (165,268)	$ 43,930